Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories and the allowances for excess and obsolete inventory

EURm	2017	2016
Raw materials, supplies and other	271	268
Work in progress	1 166	1 159
Finished goods	1 209	1 079
Total	2 646	2 506

The cost of inventories recognized as an expense during the year and included in the cost of sales is EUR 7 803 million (EUR 7 636 million in 2016 and EUR 3 132 million in 2015).

Movements in allowances for excess and obsolete inventory for the years ended December 31:

EURm	2017	2016	2015
As of January 1	456	195	204
Charged to income statement	100	354	71
Deductions(1)	(124)	(93)	(80)
As of December 31	432	456	195

(1)	Deductions include utilization and releases of allowances.